Interim Consolidated Statements of Operations (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Net loss per share, diluted	$ (0.22)	$ (0.24)
Weighted-average shares used in computing net loss per share, diluted	69,789,717	69,262,381